Summary of Allowance for Loan Losses (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	$ 7,141	$ 8,937
Total Allowance for Loan Losses at end of period	6,239	7,933
Less: Total Allowance for off-balance sheet instruments	902	1,004
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	261	302
Net remeasurement due to transfers into stage	(1)
New originations or purchases	4	3
Net repayments	(2)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(16)	(14)
Changes to risk, parameters, and models	5	20
Disposals
Write-offs	(3)	(4)
Recoveries	1	1
Foreign exchange and other adjustments		(3)
Total Allowance for Loan Losses at end of period	250	301
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,649	2,112
Net remeasurement due to transfers into stage	(15)	(52)
New originations or purchases	56	51
Net repayments	(43)	(55)
Derecognition of financial assets (excluding disposals and write-offs)	(83)	(66)
Changes to risk, parameters, and models	137	273
Disposals
Write-offs	(197)	(258)
Recoveries	72	75
Foreign exchange and other adjustments	16	(42)
Total Allowance, including off-balance sheet instruments, at end of period	1,592	2,038
Total Allowance for Loan Losses at end of period	1,512	1,923
Less: Total Allowance for off-balance sheet instruments	80	115
Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,314	3,184
Net remeasurement due to transfers into stage	(11)	(97)
New originations or purchases	71	27
Net repayments	15	(5)
Derecognition of financial assets (excluding disposals and write-offs)	(109)	(93)
Changes to risk, parameters, and models	151	216
Disposals
Write-offs	(221)	(282)
Recoveries	77	67
Foreign exchange and other adjustments	41	(86)
Total Allowance, including off-balance sheet instruments, at end of period	2,328	2,931
Total Allowance for Loan Losses at end of period	1,763	2,338
Less: Total Allowance for off-balance sheet instruments	565	593
Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,022	3,779
Net remeasurement due to transfers into stage	(4)	9
New originations or purchases	256	322
Net repayments	(36)	(49)
Derecognition of financial assets (excluding disposals and write-offs)	(434)	(443)
Changes to risk, parameters, and models	133	269
Disposals
Write-offs	(26)	(131)
Recoveries	12	14
Foreign exchange and other adjustments	48	(103)
Total Allowance, including off-balance sheet instruments, at end of period	2,971	3,667
Total Allowance for Loan Losses at end of period	2,714	3,371
Less: Total Allowance for off-balance sheet instruments	257	296
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Stage 1 [member]
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	2,657	2,847
Total Allowance for Loan Losses at end of period	2,247	2,489
Less: Total Allowance for off-balance sheet instruments	410	358
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	35	32
Net remeasurement due to transfers into stage	(4)	(3)
New originations or purchases	4	3
Net repayments		(3)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(1)
Changes to risk, parameters, and models	(22)	(5)
Disposals
Write-offs
Recoveries		1
Foreign exchange and other adjustments		(2)
Total Allowance for Loan Losses at end of period	30	26
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	23	16
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(12)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	550	595
Net remeasurement due to transfers into stage	(50)	(102)
New originations or purchases	56	51
Net repayments	(20)	(25)
Derecognition of financial assets (excluding disposals and write-offs)	(22)	(21)
Changes to risk, parameters, and models	(139)	(181)
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	5	(12)
Total Allowance, including off-balance sheet instruments, at end of period	549	529
Total Allowance for Loan Losses at end of period	515	504
Less: Total Allowance for off-balance sheet instruments	34	25
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	204	269
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(34)	(43)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(2)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	878	799
Net remeasurement due to transfers into stage	(96)	(161)
New originations or purchases	71	27
Net repayments	10	(9)
Derecognition of financial assets (excluding disposals and write-offs)	(23)	(12)
Changes to risk, parameters, and models	(219)	(115)
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	16	(21)
Total Allowance, including off-balance sheet instruments, at end of period	897	842
Total Allowance for Loan Losses at end of period	663	653
Less: Total Allowance for off-balance sheet instruments	234	189
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	324	378
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(58)	(42)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(2)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,186	1,499
Net remeasurement due to transfers into stage	(20)	(26)
New originations or purchases	256	322
Net repayments	4	7
Derecognition of financial assets (excluding disposals and write-offs)	(208)	(199)
Changes to risk, parameters, and models	(46)	(72)
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	22	(43)
Total Allowance, including off-balance sheet instruments, at end of period	1,181	1,450
Total Allowance for Loan Losses at end of period	1,039	1,306
Less: Total Allowance for off-balance sheet instruments	142	144
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	87	103
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(99)	(138)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(3)
Stage 2 [member]
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	3,798	5,291
Total Allowance for Loan Losses at end of period	3,308	4,659
Less: Total Allowance for off-balance sheet instruments	490	632
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	175	205
Net remeasurement due to transfers into stage	3	3
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(4)	(8)
Changes to risk, parameters, and models	21	22
Disposals
Write-offs
Recoveries
Recoveries		(3)
Foreign exchange and other adjustments	1	(1)
Total Allowance for Loan Losses at end of period	175	214
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(23)	(16)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	7	17
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(4)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	960	1,330
Net remeasurement due to transfers into stage	33	49
Net repayments	(20)	(27)
Derecognition of financial assets (excluding disposals and write-offs)	(48)	(38)
Changes to risk, parameters, and models	159	300
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	10	(22)
Total Allowance, including off-balance sheet instruments, at end of period	883	1,333
Total Allowance for Loan Losses at end of period	837	1,243
Less: Total Allowance for off-balance sheet instruments	46	90
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(203)	(266)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	45	59
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(53)	(52)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,298	2,181
Net remeasurement due to transfers into stage	81	62
Net repayments	1	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(51)	(36)
Changes to risk, parameters, and models	320	216
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	21	(58)
Total Allowance, including off-balance sheet instruments, at end of period	1,269	1,867
Total Allowance for Loan Losses at end of period	938	1,463
Less: Total Allowance for off-balance sheet instruments	331	404
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(320)	(373)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	66	57
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(147)	(180)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,526	1,858
Net remeasurement due to transfers into stage	16	37
Net repayments	(16)	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(153)	(182)
Changes to risk, parameters, and models	75	204
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	27	(46)
Total Allowance, including off-balance sheet instruments, at end of period	1,471	1,877
Total Allowance for Loan Losses at end of period	1,358	1,739
Less: Total Allowance for off-balance sheet instruments	113	138
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(86)	(102)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	101	142
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(19)	(27)
Stage 3 [member]
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	686	799
Total Allowance for Loan Losses at end of period	684	785
Less: Total Allowance for off-balance sheet instruments	2	14
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	51	65
Net repayments
Derecognition of financial assets (excluding disposals and write-offs)	(11)	(5)
Changes to risk, parameters, and models	6	3
Disposals
Write-offs	(3)	(4)
Recoveries	1	3
Total Allowance for Loan Losses at end of period	45	61
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(5)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	4	4
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	139	187
Net remeasurement due to transfers into stage	2	1
Net repayments	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(13)	(7)
Changes to risk, parameters, and models	117	154
Disposals
Write-offs	(197)	(258)
Recoveries	72	75
Foreign exchange and other adjustments	1	(8)
Total Allowance, including off-balance sheet instruments, at end of period	160	176
Total Allowance for Loan Losses at end of period	160	176
Less: Total Allowance for off-balance sheet instruments
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(3)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(16)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	54	54
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	138	204
Net remeasurement due to transfers into stage	4	2
Net repayments	4	6
Derecognition of financial assets (excluding disposals and write-offs)	(35)	(45)
Changes to risk, parameters, and models	50	115
Disposals
Write-offs	(221)	(282)
Recoveries	77	67
Foreign exchange and other adjustments	4	(7)
Total Allowance, including off-balance sheet instruments, at end of period	162	222
Total Allowance for Loan Losses at end of period	162	222
Less: Total Allowance for off-balance sheet instruments
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(5)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(15)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	153	182
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	310	422
Net remeasurement due to transfers into stage	0	(2)
Net repayments	(24)	(49)
Derecognition of financial assets (excluding disposals and write-offs)	(73)	(62)
Changes to risk, parameters, and models	104	137
Disposals
Write-offs	(26)	(131)
Recoveries	12	14
Foreign exchange and other adjustments	(1)	(14)
Total Allowance, including off-balance sheet instruments, at end of period	319	340
Total Allowance for Loan Losses at end of period	317	326
Less: Total Allowance for off-balance sheet instruments	2	14
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(4)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 20	$ 30